Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net income	$ 5,219	$ 5,587
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	692	660
Provision for loan losses	775	520
Deferred income tax provision (benefit)	595	(96)
Net amortization of investment securities	63	25
Equity in losses of limited partnerships	515	426
Stock based compensation expense	9	25
Net decrease (increase) in unamortized loan costs	11	(111)
Proceeds from sales of loans held for sale	81,939	53,399
Origination of loans held for sale	(79,650)	(49,011)
Net gains on sales of loans held for sale	(1,566)	(736)
Net losses on disposals of premises and equipment	1	6
Net gains on sale of investment securities available-for-sale	(183)	(98)
Net gains on sales of repossessed property	(4)	0
Write-downs of impaired assets	278	9
Net gains on sales of other real estate owned	(133)	(38)
(Increase) decrease in accrued interest receivable	(53)	74
Amortization of core deposit intangible	100	0
(Increase) decrease in other assets	(150)	738
Contribution to defined benefit pension plan	(2,000)	(1,250)
Increase in other liabilities	900	1,128
Net cash provided by operating activities	7,358	11,257
Interest bearing deposits in banks
Proceeds from maturities and redemptions	7,985	18,543
Purchases	(17,964)	(9,609)
Investment securities held-to-maturity
Proceeds from maturities, calls and paydowns	2,000	1,500
Purchases	(5,500)	(2,000)
Investment securities available-for-sale
Proceeds from sales	2,326	1,097
Proceeds from maturities, calls and paydowns	11,134	11,745
Purchases	(31,426)	(12,180)
Net increase in loans	(16,055)	(28,895)
Recoveries of loans charged off	44	57
Purchases of premises and equipment	(1,497)	(896)
Investments in limited partnerships	(1,752)	(179)
Purchase of company-owned life insurance	(2,000)	0
Purchase of nonmarketable equity securities	(54)	0
Proceeds from sales of other real estate owned	517	422
Proceeds from sales of repossessed property	4	28
Cash acquired, net of cash paid, in branch acquisitions	29,607	0
Net cash used by investing activities	(22,631)	(20,367)
Cash Flows From Financing Activities
Advances of long-term debt	0	2,978
Repayment of long-term debt	(4,639)	(1,544)
Net increase (decrease) in short-term borrowings outstanding	1,444	(3,440)
Net increase in noninterest bearing deposits	8,571	4,397
Net increase in interest bearing deposits	25,160	6,386
Net decrease in time deposits	(743)	(2,950)
Issuance of common stock	26	0
Purchase of treasury stock	0	(99)
Dividends paid	(4,457)	(4,458)
Net cash provided by financing activities	25,362	1,270
Net increase (decrease) in cash and cash equivalents	10,089	(7,840)
Cash and cash equivalents
Beginning of year	14,292	22,132
End of year	24,381	14,292
Supplemental Disclosures of Cash Flow Information
Interest paid	3,942	4,285
Income taxes paid	725	1,605
Supplemental Schedule of Noncash Investing and Financing Activities
Other real estate acquired in settlement of loans	1,127	1,484
Other assets acquired in settlement of loans	40	26
Loans originated to finance the sale of other real estate owned	597	376
Investment in limited partnerships acquired by capital contributions payable	893	0
Assets acquired and liabilities assumed in branch acquisitions (Note 9):
Loans and other non-cash assets, excluding goodwill and core deposit intangible	33,624	0
Deposits and other liabilities	$ 67,162	$ 0